Financial Risk Management - Commodity Price Sensitivity (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)	20.00%
Gold production period hedged (in months)	24 months
Limit of silver production hedged (as a percent)	50.00%
Silver production period hedged (in months)	24 months
Spot gold price percentage change	26.00%
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	10.00%	10.00%
Commodity price risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	10.00%	10.00%
Commodity price risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	20.00%	20.00%
Commodity price risk | Rand Gold Derivative Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	10.00%	10.00%
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	R (91)	R (76)
Decrease by 10%, impact on earnings	R 102	R 79
Commodity price risk | US$ Gold Derivative Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	10.00%	10.00%
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	R 0	R (20)
Decrease by 10%, impact on earnings	R 0	R 20
Commodity price risk | US$ silver derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	10.00%	10.00%
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	R (40)	R 0
Decrease by 10%, impact on earnings	R 41	R 4
Cash flow hedges | Commodity price risk | US$ Gold Hedging Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	10.00%	10.00%
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Increase by 10%, impact on other comprehensive income	R (258)	R (110)
Decrease by 10%, impact on other comprehensive income	R 279	R 113
Cash flow hedges | Commodity price risk | Rand Gold Hedging Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	10.00%	10.00%
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Increase by 10%, impact on other comprehensive income	R (1,279)	R (1,162)
Decrease by 10%, impact on other comprehensive income	R 1,433	R 1,174